Significant Accounting Policies (Other Long Term Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Contract liability	$ 20.3	$ 0
Total Contract Commitment
Other Commitments [Line Items]
Contract liability	$ 80.7